ORGANIZATION (Details Narrative) - shares	Jul. 10, 2020	Mar. 31, 2024	Dec. 31, 2023	May 05, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital stock, shares authorized				7,000,000,000
Common stock, shares authorized		6,990,000,000	6,990,000,000	6,990,000,000	6,990,000,000
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized		50,000	50,000		50,000
Series D Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized		4,570	4,570		4,570
Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized		3,000	3,000		3,000
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired	1,000
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	47,500
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series D Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	18,667
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	500